Costs and expenses by nature (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Personnel expenses
Salary		R$ (83,512)	R$ (90,203)	R$ (119,842)
Benefits		(25,665)	(25,037)	(18,105)
Compulsory contributions to social security		(36,824)	(40,160)	(32,707)
Compensation		(2,188)	(2,598)	(4,657)
Provisions (vacation/13th salary)		(26,237)	(27,210)	(23,968)
Provision for bonus and profit sharing		(10,054)	(26,503)	(21,747)
IPO Bonus and share-based payment				(3,955)
Compensation to former shareholders				(2,095)
Other		(1,841)	(3,006)	(7,198)
Total personnel expenses		(186,321)	(214,717)	(234,274)
Costs with operators/Other costs		(568,049)	(382,267)	(388,832)
Depreciation and amortization		(92,019)	(87,807)	(74,994)
Goodwill impairment		0	0	(136,723)
Outsourced services		(28,566)	(27,454)	(35,681)
Rentals/insurance/condominium/water/energy		(1,054)	(1,181)	(2,489)
Allowance for credit losses		(16,066)	(49,247)	(7,789)
Marketing expenses / events		(18,420)	(18,220)	(11,581)	[1]
Software license		(17,836)	(21,545)	(9,959)
Commissions		(6,311)	(6,382)	(4,408)
Communication		(2,601)	(881)	(9,832)	[1]
Travel expenses		(1,457)	(1,950)	(3,557)
Other expenses		(5,195)	(6,031)	(23,162)
Earn-out		(9,822)	963	(98,650)
Result of disposal of assets		(999)	(816)	(41)
Other income and expenses, net		(1,689)	(753)	(3,733)
Total expenses by nature		(956,405)	(818,288)	(1,045,705)
Cost of services
Personnel expenses
Salary		(13,961)	(15,030)	(15,439)
Benefits		(4,939)	(4,335)	(3,956)
Compulsory contributions to social security		(4,032)	(4,457)	(2,176)
Compensation		(85)	(110)	(150)
Provisions (vacation/13th salary)		(3,572)	(3,903)	(3,471)
Provision for bonus and profit sharing		(57)	(1,864)	(760)
IPO Bonus and share-based payment				(39)
Compensation to former shareholders				0
Other		(11)	(11)	(29)
Total personnel expenses		(26,657)	(29,710)	(26,020)
Costs with operators/Other costs		(568,049)	(382,267)	(388,832)
Depreciation and amortization		(70,201)	(65,058)	(52,951)
Goodwill impairment				0
Outsourced services		0	0	0
Rentals/insurance/condominium/water/energy		0	0	0
Allowance for credit losses		0	0	0
Marketing expenses / events		0	0	0	[1]
Software license		0	0	0
Commissions		0	0	0
Communication		0	0	0	[1]
Travel expenses		0	0	0
Other expenses		0	0	0
Earn-out		0	0	0
Result of disposal of assets		0	0	0
Other income and expenses, net		0	0	0
Total expenses by nature		(664,907)	(477,035)	(467,803)
Sales and marketing expenses
Personnel expenses
Salary		(36,998)	(37,769)	(45,186)
Benefits		(7,189)	(7,399)	(5,910)
Compulsory contributions to social security		(11,239)	(11,198)	(13,066)
Compensation		(1,219)	(735)	(2,354)
Provisions (vacation/13th salary)		(7,649)	(8,233)	(8,979)
Provision for bonus and profit sharing		556	(6,702)	(4,941)
IPO Bonus and share-based payment				(743)
Compensation to former shareholders				0
Other		(639)	(336)	(2,429)
Total personnel expenses		(64,377)	(72,372)	(83,608)
Costs with operators/Other costs		0	0	0
Depreciation and amortization		(1,685)	(1,695)	(1,222)
Goodwill impairment				0
Outsourced services		(3,925)	(3,711)	(5,202)
Rentals/insurance/condominium/water/energy		(4)	(9)	(14)
Allowance for credit losses		0	0	0
Marketing expenses / events		(18,443)	(17,330)	(11,255)	[1]
Software license		(4,640)	(5,378)	(2,035)
Commissions		(6,303)	(6,059)	(4,408)
Communication		(93)	(130)	(7,461)	[1]
Travel expenses		(599)	(868)	(970)
Other expenses		(1,408)	(2,241)	(3,261)
Earn-out		0	0	0
Result of disposal of assets		0	0	0
Other income and expenses, net		0	0	0
Total expenses by nature		(101,477)	(109,793)	(119,436)
General administrative expenses
Personnel expenses
Salary		(28,746)	(33,074)	(34,294)
Benefits		(7,439)	(6,777)	(5,240)
Compulsory contributions to social security		(9,210)	(12,760)	(10,230)
Compensation		(415)	(1,306)	(1,445)
Provisions (vacation/13th salary)		(6,513)	(6,589)	(6,535)
Provision for bonus and profit sharing		(8,721)	(10,633)	(12,033)
IPO Bonus and share-based payment				(1,941)
Compensation to former shareholders				(2,095)
Other		(979)	(2,371)	(3,579)
Total personnel expenses		(62,023)	(73,510)	(77,392)
Costs with operators/Other costs		0	0	0
Depreciation and amortization		(15,718)	(17,243)	(20,490)
Goodwill impairment				0
Outsourced services		(20,296)	(20,620)	(24,147)
Rentals/insurance/condominium/water/energy		(1,050)	(816)	(2,133)
Allowance for credit losses		0	0	0
Marketing expenses / events		26	(890)	(311)	[1]
Software license		(9,801)	(11,549)	(6,514)
Commissions		(8)	(26)	0
Communication		(1,575)	(19)	(1,794)	[1]
Travel expenses		(790)	(848)	(2,057)
Other expenses		(3,167)	(3,302)	(12,620)
Earn-out		0	0	0
Result of disposal of assets		0	0	0
Other income and expenses, net		0	0	0
Total expenses by nature		(114,402)	(128,823)	(147,458)
Research and development expenses
Personnel expenses
Salary		(3,807)	(4,330)	(24,923)
Benefits		(6,098)	(6,526)	(2,999)
Compulsory contributions to social security		(12,343)	(11,745)	(7,235)
Compensation		(469)	(447)	(708)
Provisions (vacation/13th salary)		(8,503)	(8,485)	(4,983)
Provision for bonus and profit sharing		(1,832)	(7,304)	(4,013)
IPO Bonus and share-based payment				(1,232)
Compensation to former shareholders				0
Other		(212)	(288)	(1,161)
Total personnel expenses		(33,264)	(39,125)	(47,254)
Costs with operators/Other costs		0	0	0
Depreciation and amortization		(4,415)	(3,811)	(331)
Goodwill impairment				0
Outsourced services		(4,345)	(3,123)	(6,332)
Rentals/insurance/condominium/water/energy		0	(356)	(342)
Allowance for credit losses		0	0	0
Marketing expenses / events		(3)	0	(15)	[1]
Software license		(3,395)	(4,618)	(1,410)
Commissions		0	(297)	0
Communication		(933)	(732)	(577)	[1]
Travel expenses		(68)	(234)	(530)
Other expenses		(620)	(488)	(7,281)
Earn-out		0	0	0
Result of disposal of assets		0	0	0
Other income and expenses, net		0	0	0
Total expenses by nature		(47,043)	(52,784)	(64,072)
Allowance for credit losses
Personnel expenses
Salary		0	0	0
Benefits		0	0	0
Compulsory contributions to social security		0	0	0
Compensation		0	0	0
Provisions (vacation/13th salary)		0	0	0
Provision for bonus and profit sharing		0	0	0
IPO Bonus and share-based payment				0
Compensation to former shareholders				0
Other		0	0	0
Total personnel expenses		0	0	0
Costs with operators/Other costs		0	0	0
Depreciation and amortization		0	0	0
Goodwill impairment				0
Outsourced services		0	0	0
Rentals/insurance/condominium/water/energy		0	0	0
Allowance for credit losses		(16,066)	(49,247)	(7,789)
Marketing expenses / events		0	0	0	[1]
Software license		0	0	0
Commissions		0	0	0
Communication		0	0	0	[1]
Travel expenses		0	0	0
Other expenses		0	0	0
Earn-out		0	0	0
Result of disposal of assets		0	0	0
Other income and expenses, net		0	0	0
Total expenses by nature		(16,066)	(49,247)	(7,789)
Other income and expenses, net
Personnel expenses
Salary		0	0	0
Benefits		0	0	0
Compulsory contributions to social security		0	0	0
Compensation		0	0	0
Provisions (vacation/13th salary)		0	0	0
Provision for bonus and profit sharing		0	0	0
IPO Bonus and share-based payment				0
Compensation to former shareholders				0
Other		0	0	0
Total personnel expenses		0	0	0
Costs with operators/Other costs		0	0	0
Depreciation and amortization		0	0	0
Goodwill impairment				0
Outsourced services		0	0	0
Rentals/insurance/condominium/water/energy		0	0	0
Allowance for credit losses		0	0	0
Marketing expenses / events		0	0	0	[1]
Software license		0	0	0
Commissions		0	0	0
Communication		0	0	0	[1]
Travel expenses		0	0	0
Other expenses			0	0
Earn-out		(9,822)	963	(98,650)
Result of disposal of assets		(999)	(816)	(41)
Other income and expenses, net		(1,689)	(753)	(3,733)
Total expenses by nature		R$ (12,510)	R$ (606)	(102,424)
Goodwill impairment
Personnel expenses
Salary				0
Benefits				0
Compulsory contributions to social security				0
Compensation				0
Provisions (vacation/13th salary)				0
Provision for bonus and profit sharing				0
IPO Bonus and share-based payment				0
Compensation to former shareholders				0
Other				0
Total personnel expenses				0
Costs with operators/Other costs				0
Depreciation and amortization				0
Goodwill impairment				(136,723)
Outsourced services				0
Rentals/insurance/condominium/water/energy				0
Allowance for credit losses				0
Marketing expenses / events	[1]			0
Software license				0
Commissions				0
Communication	[1]			0
Travel expenses				0
Other expenses				0
Earn-out				0
Result of disposal of assets				0
Other income and expenses, net				0
Total expenses by nature				R$ (136,723)

[1]	The Company reclassified some comparative balances for consistent presentation and comparability with the current period, without any impact on its result, without changes in the totalizing subgroups and without impact on the assessment of covenants.